Property, construction in process and equipment	12 Months Ended
Dec. 31, 2024
Property, construction in process and equipment [Abstract]
Property, construction in process and equipment [Text Block]
7.	Property, construction in process and equipment
Reconciliation of carrying amount

	Land	Construction in process	Buildings	Elevators	Computer equipment	Transportation Equipment	Furniture(1)	Equipment and other assets	Total
Cost:
Balances as of January 1, 2022	$6,633,676,166	$2,799,006,767	—	—	$6,804,613	$2,643,005	$4,844,499	$3,173,881	$9,450,148,931
Additions	—	1,521,986,623	—	—	304,710	231,683	850,447	—	1,523,373,463
Disposals	(85,296,091)	—	—	—	—	—	—	—	(85,296,091)
Revaluation	1,246,037,181	4,763,002,165	—	—	—	—	—	—	6,009,039,346
Balances as of December 31, 2022	$7,794,417,256	$9,083,995,555	—	$—	$7,109,323	$2,874,688	$5,694,946	$3,173,881	$16,897,265,649
Additions	173,992,200	1,388,105,617	—	—	627,269	—	157,205,729	—	1,719,930,815
Disposals	—	—	—	—	—	—	(163,689,130)	—	(163,689,130)
Capitalization of FF&E and OS&E, buildings and elevators	—	(1,525,827,023)	1,348,289,068	10,964,935	—	—	166,573,020	—	—
Revaluation	(21,598,770)	(2,437,323,707)	1,568,940,131	—	—	—	—	—	(889,982,346)
Balances as of December 31, 2023	$7,946,810,686	$6,508,950,442	$2,917,229,199	$10,964,935	$7,736,592	$2,874,688	$165,784,565	$3,173,881	$17,563,524,988
Additions	32,387,850	1,296,109,229	—	—	415,378	846,019	2,074,071	—	1,331,832,547
Capitalization of FF&E and OS&E, buildings and elevators	—	(2,354,555,747)	1,973,759,232	9,489,941	—	—	371,306,574	—	—
Revaluation	1,505,153,788	(1,981,481,567)	811,137,367	—	—	—	—	—	334,809,588
Balances as of December 31, 2024	$9,484,352,324	$3,469,022,357	$5,702,125,798	$20,454,876	$8,151,970	$3,720,707	$539,165,210	$3,173,881	$19,230,167,123

	Land	Construction in process	Buildings	Elevators	Computer equipment	Transportation Equipment	Furniture(1)	Equipment and other assets	Total
Accumulated depreciation:
Balances as of January 1, 2022	$—	$—	$—	$—	$(5,080,742)	$(2,474,060)	$(3,928,505)	$(2,030,272)	$(13,513,579)
Depreciation	—	—	—	—	(811,269)	(152,541)	(151,450)	(152,981)	(1,268,241)
Balances as of December 31, 2022	$—	$—	$—	$—	$(5,892,011)	$(2,626,601)	$(4,079,955)	$(2,183,253)	$(14,781,820)
Depreciation	—	—	(71,580,551)	(1,096,493)	(779,108)	(77,491)	(55,029,094)	(152,462)	(128,715,199)
Balances as of December 31, 2023	—	—	(71,580,551)	(1,096,493)	(6,671,119)	(2,704,092)	(59,109,049)	(2,335,715)	(143,497,019)
Depreciation	—	—	(130,571,011)	(1,807,015)	(731,312)	(286,195)	(137,984,866)	(152,202)	(271,532,601)
Balances as of December 31, 2024	—	—	(202,151,562)	(2,903,508)	(7,402,431)	(2,990,287)	(197,093,915)	(2,487,917)	(415,029,620)
Carrying amounts as of:
December 31, 2022	$7,794,417,256	$9,083,995,555	$—	$—	$1,217,312	$248,087	$1,614,991	$990,628	$16,882,483,829
December 31, 2023	$7,946,810,686	$6,508,950,442	$2,845,648,648	$9,868,442	$1,065,473	$170,596	$106,675,516	$838,166	$17,420,027,969
December 31, 2024	$9,484,352,324	$3,469,022,357	$5,499,974,236	$17,551,368	$749,539	$730,420	$342,071,295	$685,964	$18,815,137,503

(1)	Includes FF&E and OS&E assets.
Construction in process
GIC I is a hotel project in Cancun which when complete will have 1,016 rooms. Construction is nearing completion and operations commenced during 2024 with the first 400 keys of the Vivid Hotel already open and the remaining 616 keys of Dreams expected to open in the fourth quarter of 2025, The total amount expected to be invested in the construction is $3,200,000,000, excluding financial cost and cost of land. As of December 31, 2024 and 2023, amounts incurred in the construction in process during the calendar year are $1,296,109,229 and $1,388,105,617, respectively.
GIC II is a plot of land located in Cancun, Quintana Roo, where the Group plans to develop approximately 1,254 condominiums, a convention center (under the World Trade Center brand), a water park and a beach club. For the years ended December 31, 2024 and 2023, construction costs incurred were $6,014,159 and $1,577,714, respectively. See Notes 1 a. and 19 for additional details about the GIC Complex.
Insurgentes Hotel is a hotel complex comprising two individual hotels with a combined capacity of 396 rooms, located in Mexico City. This hotel commenced operations in the first quarter of 2023. As of December 31, 2024 there were no additional capitalized costs incurred for the property. For the year ended December 31, 2023, construction costs incurred were $79,064,992.
Capitalization of borrowing cost included in the incurred cost of the construction of the above hotel facilities for the years ended December 31, 2024 and 2023 of $303,443,168 and $275,133,471, respectively, were calculated using a capitalization rate of 100% since all the loans held by the Group are specific and directable attributable to the construction in process.
Non-cash and cash transactions in Property, construction in process and equipment

		As of December 31,
	2024	2023	2022
Balances as of January 1	$17,563,524,988	$16,897,265,649	$9,450,148,931
Non-cash transactions:
Revaluation of land and construction in process	334,809,588	(889,982,346)	6,009,039,346
Effect on movement in exchange rates on cash held	—	—	1,451,180
Total non-cash transactions	334,809,588	(889,982,346)	6,010,490,526

		As of December 31,
	2024	2023	2022
Cash transactions:
Construction in process and equipment	1,028,389,379	1,281,108,214	1,189,600,453
Accrued capitalized borrowing costs	303,443,168	275,133,471	247,025,739
Total cash transactions	1,331,832,547	1,556,241,685	1,436,626,192
Balances as of December 31	$19,230,167,123	$17,563,524,988	$16,897,265,649

Measurement of fair value
Land, construction in process and buildings
Fair value hierarchy
The Group engages third-party qualified appraisers to perform the valuation of the land, construction in process and buildings annually. The technical committee works closely with qualified external appraisers to establish the appropriate valuation techniques and inputs to the model. The fair value measurement for the land, construction in process and buildings has been categorized as a Level 3 fair value based on the inputs to the valuation technique used. Changes in fair value are recognized in Other Comprehensive Income (OCI) or profit or loss to the extent losses exceed any revaluation gains.
Valuation technique and significant unobservable inputs
The following table shows the valuation technique used in measuring the fair value of the land, construction in process and buldings, as well as the significant unobservable inputs used.
The revaluation surplus (loss) for the years ended December 31, 2024, 2023 and 2022 were $334,809,588, $(889,982,346) and $6,009,039,346, respectively.

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Land
Group directors use the market-based approach to determine the value of the land as described in the valuation reports prepared by the appraisers.	The appraiser compared the comps to the Subject Assets using comparison elements that include market conditions, location, and physical characteristics.	The estimated fair value would increase if the adjustments applied were higher.
In estimating the fair value of the subject assets, the appraiser performed the following:
•
Researched market data to obtain information pertaining to sales and listings (comps) that are similar to the Subject Asset.
•
Selected relevant units of comparison (e.g., price per square meter), and developed a comparative analysis for each.
•
Compared the comps to the Subject Asset using elements of comparison that may include, but are not limited to, market conditions, location, and physical characteristics; and adjusted the comps as appropriate.
• Location (0.80 - 1). • Size (1.08 - 1.20). • Market conditions (0.8 - 1).

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
•
Reconciled the multiple value indications that resulted from the adjustment of the comps into a single value indication.
•
The selected price per square meter is consistent with market prices rates paid by market participants and/or current asking market prices rates for comparable properties.

Construction in process
Group directors use the cost approach to determine the value of construction in process as described in the valuation reports prepared by the appraisers.
In estimating the fair value of building and site improvements, the appraiser performed the following:
	The appraiser used an adjustment factor regarding the status of the construction in process. Work in progress adjustment (0.6 – 0.98).	The estimated fair value would increase if the adjustments applied were higher.
•
Estimated replacement cost of the building and site improvements, as though new, considering items such as indirect costs.
•
Estimated and applied deductions related to accrued depreciation, resulting from physical deterioration, and work in progress.

Building
Group directors use the fair market value based on the discounted cashflow approach to determine the value buildings in current operation that Management considers are in the final stage of ramp up as described in the valuation reports prepared by the appraisers (Insurgentes 421 complex), as well as use the cost approach to determine the value of buldings in current operation that has beginning their ramp up period (Cancun Complex/Hotel Vivid portion).

In estimating the fair value of building and site improvements, the appraiser performed the following:

The appraiser used the discounted cashflow approach to determine the value of the buildings:
Expected market rental growth 2025 – 8.9% and 4.6% long term.

Discount rate – 12.5%

Occupancy rate – 2025 68% and once stabilized 70.0% and 72.5% after 2029
The estimated fair value would increase if the adjustments applied were higher.
• Estimated and applied deductions related to accrued depreciation, resulting from physical deterioration. • Estimated incomes based in the trends of historical operations

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
•
Estimated replacement cost of the building and site improvements, as though new, considering items such as indirect costs.
•
Estimated and applied deductions related to accrued depreciation, resulting from physical deterioration, and work in progress.

Carrying amount
If the Group’s land, construction in process and buildings been measured on a historical cost basis, the carrying amounts would have been as shown in the next page.

	As of December 31,
	2024	2023
Land	$705,682,511	$673,294,661
Construction in process	2,708,804,812	3,842,687,148
Buildings	3,574,609,548	1,433,489,954
Total	$6,989,096,871	$5,949,471,763

Security
As of December 31, 2024 and 2023, properties with carrying amount of $18,817,329,303, and $17,694,421,947, respectively, were subject to mortgages or security trusts that form part of the security for certain bank loans. A list of the properties granted and the related loans is as follows:
2024

Property	Associated Credit Reference
Units 1, 2 / Grand Island	See Note 10 Terms and repayment schedule (16)
Unit 3 / Grand Island II	See Note 10 Terms and repayment schedule (8), (9), (14) & (15)
Units 4 & 5	See Note 10 Terms and repayment schedule (13)
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2	See Note 10 Terms and repayment schedule (4), (5), (6) & (7) and Note 6 reference 7
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (3)
Beach Club – Playa Delfines	See Note 10 Terms and repayment schedule (10)
Plot of land: La Punta Bajamar / Lote 1, Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 2, Manzana S/M, Sup. 6,294.08 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 3 (Vialidad), Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 4, Manzana S/M, Sup. 10,015.68 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 5, Manzana S/M,	See Note 10 Terms and repayment schedule (7)

Property	Associated Credit Reference
Sup. 11,986.53 M2
Plot of land: La Punta Bajamar / Lote 6, Manzana S/M, Sup. 2,912.02 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 7, Manzana S/M, Sup. 568.51 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 8, Manzana S/M, Sup. 635.25 M2	See Note 10 Terms and repayment schedule (7)

2023

Property	Associated Credit Reference
Unit 1, 2, 4 y 5 / Grand Island	See Note 10 Terms and repayment schedule (1)
Unit 3 / Grand Island II	See Note 10 Terms and repayment schedule (8), (9), (14) & (15)
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2	See Note 10 Terms and repayment schedule (4), (5), (6) & (7) and Note 6 reference 7
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (3)
Beach Club – Playa Delfines	See Note 10 Terms and repayment schedule (1) and (10)
Plot of land: La Punta Bajamar / Lote 1, Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 2, Manzana S/M, Sup. 6,294.08 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 3 (Vialidad), Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 4, Manzana S/M, Sup. 10,015.68 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 5, Manzana S/M, Sup. 11,986.53 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 6, Manzana S/M, Sup. 2,912.02 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 7, Manzana S/M, Sup. 568.51 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 8, Manzana S/M, Sup. 635.25 M2	See Note 10 Terms and repayment schedule (7)